Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity during the three months ended March 31, 2022:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Retroactive application of reverse recapitalization	7,784,666	(6.38)
Adjusted and Outstanding at December 31, 2021	12,674,486	$4.01	6.17	$54,449
Granted	2,542,685
Exercised	—
Forfeited - unvested	(17,281)	$5.56
Forfeited - vested	(55,079)	$4.11
Expired	—
Outstanding at March 31, 2022	15,144,811	$3.89	6.58	$13,187
Exercisable at March 31, 2022	9,923,454	$3.58	5.14	$—
Vested and expected to vest at March 31, 2022	15,144,811	$3.89	6.58	$13,187

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Granted	518,684	18.52
Exercised	(255,062)	0.57		5,304
Forfeited	(68,090)	10.98
Expired	(340,570)	1.49
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Exercisable at December 31, 2021	3,704,417	$9.21	5.28	$45,211
Nonvested at December 31, 2021	1,185,403	$14.10	8.95	$9,238

Schedule of stock-based compensation expense

	Year ended
	December 31,
	2021	2020
Research and development	$1,565	$1,960
General and administrative	3,967	2,848
Total	$5,532	$4,808

Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

Three Months Ended
March 31, 2022
Market price of common stock	$3.33
Expected volatility	72.6%
Expected term (in years)	6.1
Risk-free interest rate	1.7%
Expected dividend yield	0.0%

	Year ended
	December 31,
	2021	2020
Fair value of common stock	$20.02	$11.18
Expected volatility	60.1%	63.6%
Expected term (in years)	5.8	5.8
Risk-free interest rate	1.1%	0.2%
Expected dividend yield	0.0%	0.0%